Employee Long Term Incentive Plan - Summary of Information for Class D Unit Interests (Detail) - Class D Units [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Time-Vesting Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, Beginning balance	1,819
Number of units, Granted	410
Number of units, Vested	(1,070)
Number of units, Cancelled	(280)
Number of units, Ending balance	879	1,819
Weighted average grant-date fair value, Beginning balance	$ 2,929
Weighted average grant-date fair value, Granted	1,368	$ 2,786	$ 3,761
Weighted average grant-date fair value, Vested	3,553
Weighted average grant-date fair value, Cancelled	3,938
Weighted average grant-date fair value, Ending balance	$ 2,374	$ 2,929
Performance-Vesting Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, Beginning balance	4,877
Number of units, Granted	533
Number of units, Cancelled	(48)
Number of units, Ending balance	5,362	4,877
Weighted average grant-date fair value, Beginning balance	$ 2,928
Weighted average grant-date fair value, Granted	1,956
Weighted average grant-date fair value, Cancelled	1,388
Weighted average grant-date fair value, Ending balance	$ 2,845	$ 2,928